Consolidated Statements Of Comprehensive Earnings (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net earnings	$ 642,934	$ 538,803	$ 345,542
Other comprehensive earnings (loss), before tax:
Foreign currency translation adjustment	(3,461)	(224,424)	131,438
Change in unrecognized loss and prior service cost related to defined benefit plans	(10,930)	(2,015)	(2,112)
Net unrecognized gain (loss) on derivatives	18,487	(49,062)	46,910
Net unrealized (loss) gain on marketable securities	(72)	50	77
Other comprehensive earnings (loss), before tax	4,024	(275,451)	176,313
Income tax related to items of other comprehensive earnings (loss)	2,683	(15,745)	16,253
Other comprehensive earnings (loss), net of tax	1,341	(259,706)	160,060
Comprehensive earnings	644,275	279,097	505,602
Comprehensive earnings attributable to the noncontrolling interest	(2,084)	(1,993)	(427)
Comprehensive earnings attributable to Mylan Inc. common shareholders	$ 642,191	$ 277,104	$ 505,175